Principal Activities, Organization and Basis of Presentation - Analysis of Assets and Liabilities of Disposed Subsidiary (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Oct. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Current assets
Cash and cash equivalents	¥ 19,410		¥ 24,617	¥ 31,869		¥ 20,436
Prepayments and other current assets	22,128		19,565
Non-current assets
Property, plant and equipment, net	406,257		389,671
Intangible assets	12,391		11,244
Current liabilities
Accrued expenses and other payables	98,695		¥ 91,173
Chengdu E-store Technology Co., Ltd [member]
Current assets
Cash and cash equivalents		¥ 65
Accounts receivable, net		48
Prepayments and other current assets		67
Non-current assets
Property, plant and equipment, net		16
Intangible assets		3
Current liabilities
Accounts payable		29
Accrued expenses and other payables		27
Net assets disposal of	¥ 143	¥ 143

[1]	restated